The Prudential Series Fund

655 Broad Street

Newark, New Jersey 07102

January 25, 2021

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Registration Statement on Form N-1A of The Prudential Series Fund

(Securities Act File No. 002-80896 and Investment Company Act File No. 811-03623) Post-Effective Amendment No. 89 to the Registration Statement under the Securities Act of 1933 and Amendment No. 92 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of The Prudential Series Fund (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post- Effective Amendment No. 89 to the Registration Statement under the 1933 Act and Amendment No. 92 to the Registration Statement under the 1940 Act (the Amendment). The Amendment is being filed pursuant to Rule 485(a)(i) under the 1933 Act.

The Amendment is being filed for the purpose of adding a new share class (Class III share class) to the following portfolios, existing series of the Registrant:

PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Jennison Focused Blend Portfolio
(formerly known as the Conservative	(formerly known as the Jennison 20/20 Focus
Balanced Portfolio)	Portfolio)
PSF PGIM Total Return Bond Portfolio	PSF PGIM Jennison Growth Portfolio
(formerly known as the Diversified Bond Portfolio)	(formerly known as the Jennison Portfolio)
PSF PGIM Jennison Blend Portfolio	PSF Natural Resources Portfolio
(formerly known as the Equity Portfolio)	(formerly known as the Natural Resources
Portfolio)
PSF PGIM Flexible Managed Portfolio	PSF Small-Cap Stock Index Portfolio
(formerly known as the Flexible Managed	(formerly known as Small Capitalization Stock
Portfolio)	Portfolio)
PSF Global Portfolio	PSF Mid-Cap Growth Portfolio
(formerly known as the Global Portfolio)	(formerly known as the SP Prudential US
Emerging Growth Portfolio)
PSF PGIM Government Income Portfolio	PSF Stock Index Portfolio
(formerly known as the Government Income	(formerly known as the Stock Index Portfolio)
Portfolio)
PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Value Portfolio
(formerly known as the High Yield Bond Portfolio)	(formerly known as the Value Portfolio)

The Registrant has designated the effective date of the new series as March 26, 2021.

Except for the disclosure relating to the new Class III share class, the Amendment is not intended to amend the Registrant's current prospectuses, dated April 27, 2020 and May18, 2020 or the Registrant's current statements of additional information, dated April 27, 2020 and May 18, 2020.

* * * * *

The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff's review, please contact me at 973-367- 7659. Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Melissa Gonzalez Melissa Gonzalez Assistant Secretary